Mortgage Servicing Rights (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013
Change in fair value of mortgage servicing rights
Balance, beginning of period		$ 2,080
Additions	2,204	13,886
Changes in fair value: Due to changes in model inputs or assumptions	(51)	4,782
Changes in fair value: Due to customer payments	(73)	(599)
Balance, end of period	2,080	20,149
Mortgage loans serviced for others	$ 352,753	$ 1,965,883
MSR as a percentage of serviced mortgage loans	0.59%	1.02%
MSR
Assumptions used in measuring fair value
Weighted average constant prepayment rate (as a percent)	15.71%	9.72%
Weighted average discount rate (as a percent)	20.67%	12.37%
Weighted average life	5 years 8 months 12 days	7 years 7 months 6 days